Document and Entity Information	Sep. 29, 2026
Cover [Abstract]
Entity Registrant Name	Platinum SpinCo, Inc.
Amendment Flag	false
Entity Central Index Key	0002134183
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-56860
Entity Tax Identification Number	41-4666116
Entity Address, Address Line One	1500 DeKoven Avenue
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	(262)
Local Phone Number	636-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false